Vanguard GNMA Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (96.1%)
Conventional Mortgage-Backed Securities (90.5%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	20,825	17,246
[1,2]	Fannie Mae Pool	2.250%	4/1/33	27,145	21,784
[1,2]	Fannie Mae Pool	2.690%	3/1/37	7,878	6,272
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,900	1,670
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,256	1,995
[1,2]	Fannie Mae Pool	3.000%	6/1/43	32,093	27,477
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,711
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,947	1,720
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,771	5,393
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	3,423
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	3,641
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,304	1,185
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,085	5,648
[1,2]	Fannie Mae Pool	3.520%	11/1/32	21,125	18,833
[1,2]	Fannie Mae Pool	4.125%	6/1/28	28,792	27,695
[1,2]	Fannie Mae Pool	4.260%	3/1/29	21,795	21,008
[1,2]	Fannie Mae Pool	4.370%	5/1/28	18,127	17,609
[1,2]	Fannie Mae Pool	4.625%	6/1/28	16,874	16,549
[1,2]	Fannie Mae Pool	4.820%	4/1/29	36,835	36,404
[1,2]	Fannie Mae Pool	5.170%	2/1/29	4,590	4,604
[1,2]	Fannie Mae Pool	5.200%	3/1/29	21,784	21,883
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	7,713	6,548
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,427	1,251
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,699	1,558
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	18,552	17,679
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	6,622	6,534
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	44,569	36,934
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	339,562	292,508
[1]	Ginnie Mae I Pool	3.250%	8/15/42	8,159	7,268
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	290,491	260,309
[1]	Ginnie Mae I Pool	3.750%	7/15/42	935	870
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	13,479	12,442
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	388,098	361,710
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	202,798	192,939
[1]	Ginnie Mae I Pool	5.000%	11/15/32–7/15/52	184,282	180,329
[1]	Ginnie Mae I Pool	5.500%	10/15/24–9/15/45	141,582	141,520
[1]	Ginnie Mae I Pool	6.000%	12/15/27–3/15/40	55,412	55,407
[1]	Ginnie Mae I Pool	6.500%	6/15/24–7/15/40	50,248	50,176
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	6,598	6,667
[1]	Ginnie Mae I Pool	7.250%	1/15/27	4	4
[1]	Ginnie Mae I Pool	7.500%	10/15/31	3,535	3,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae I Pool	8.000%	8/15/31	1,272	1,314
[1]	Ginnie Mae I Pool	8.500%	11/15/26–6/15/28	3	3
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	133,418	100,587
[1,3]	Ginnie Mae II Pool	2.000%	10/20/43–5/15/54	2,565,100	2,022,376
[1,3,4]	Ginnie Mae II Pool	2.500%	6/20/37–5/15/54	2,665,312	2,191,310
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–5/15/54	2,365,111	2,028,298
[1,3,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–5/15/54	1,593,733	1,426,503
[1,3]	Ginnie Mae II Pool	4.000%	4/20/39–5/15/54	723,057	667,959
[1,3]	Ginnie Mae II Pool	4.500%	12/20/32–5/15/54	559,872	529,731
[1,3]	Ginnie Mae II Pool	5.000%	10/20/32–5/15/54	600,371	577,332
[1,3]	Ginnie Mae II Pool	5.500%	1/20/34–5/15/54	529,606	519,335
[1]	Ginnie Mae II Pool	6.000%	4/20/28–10/20/38	980	988
[1,3]	Ginnie Mae II Pool	6.500%	4/20/37–5/15/54	150,410	152,187
[1]	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	7	7
[1,2,3]	UMBS Pool	2.000%	11/1/46–5/25/54	243,868	184,023
[1,2,3]	UMBS Pool	2.500%	7/1/27–5/25/54	87,713	70,524
[1,2,3]	UMBS Pool	3.000%	12/1/25–5/25/54	62,855	53,868
[1,2,3]	UMBS Pool	3.500%	9/1/46–5/25/54	149,038	130,997
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	1,801	1,644
[1,2,3]	UMBS Pool	4.500%	12/1/40–5/25/54	3,157	2,931
[1,2,3]	UMBS Pool	5.000%	9/1/35–5/25/54	232,966	220,860
[1,2,3]	UMBS Pool	5.500%	2/1/53–5/25/54	46,400	45,352
[1,2,3]	UMBS Pool	6.000%	12/1/52–5/25/54	328,328	325,618
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	760	781
					13,154,530
Nonconventional Mortgage-Backed Securities (5.6%)
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	5.810%	8/1/43	1,095	1,114
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.580%	5.830%	9/1/44	2,628	2,670
[1,2]	Fannie Mae REMICS	1.500%	1/25/51	5,992	3,206
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	3,130	2,815
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	2,529	2,304
[1,2]	Fannie Mae REMICS	3.000%	4/25/40–7/25/49	29,940	25,074
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	68,101	55,042
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	1,106	1,105
[1,2]	Freddie Mac Non Gold Pool	2.906%	10/1/44	1,566	1,574
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	5.850%	10/1/44	3,021	3,057
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.614%	5.868%	9/1/44	1,951	1,979
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	5.778%	7/1/44	639	649
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	5.870%	9/1/43–10/1/44	4,036	4,074
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.069%	4/1/44	2,200	2,249
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.638%	5.722%	8/1/43	2,419	2,441
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	3,372	2,955
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	3,494
[1,2]	Freddie Mac REMICS	3.500%	8/15/45–1/25/46	18,273	15,639
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	4,003	2,986
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	2,983	2,981
[1]	Ginnie Mae REMICS	1.000%	8/20/50–6/20/51	30,299	22,052
[1]	Ginnie Mae REMICS	1.500%	11/20/49–4/16/50	23,504	18,708
[1]	Ginnie Mae REMICS	1.650%	11/20/45	28,694	25,505
[1]	Ginnie Mae REMICS	2.000%	7/20/42–1/20/52	68,222	55,607
[1]	Ginnie Mae REMICS	2.250%	3/16/45–2/20/52	13,361	11,612
[1]	Ginnie Mae REMICS	2.375%	4/20/44	4,787	4,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	243,033	201,384
[1]	Ginnie Mae REMICS	2.650%	11/17/48	2,458	2,311
[1]	Ginnie Mae REMICS	3.000%	6/20/39–2/20/52	236,046	194,679
[1]	Ginnie Mae REMICS	3.000%	7/20/43	3,583	3,170
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	13,095	9,926
[1]	Ginnie Mae REMICS	3.500%	9/20/44–2/20/49	52,843	45,888
[1]	Ginnie Mae REMICS	3.684%	10/20/48	11,037	9,686
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,337	2,014
[1]	Ginnie Mae REMICS	4.000%	1/20/45–12/20/48	59,453	54,346
[1]	Ginnie Mae REMICS	4.500%	6/20/39–4/16/41	18,387	17,491
[1]	Ginnie Mae REMICS	5.000%	6/16/37	4,485	4,403
[1,6]	Ginnie Mae REMICS, TSFR1M + 0.314%	5.630%	2/20/37	1,101	1,093
					821,536
Total U.S. Government and Agency Obligations (Cost $15,921,154)					13,976,066
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[1]	Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	10,382	7,272
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	10,918	7,500
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	15,040	10,418
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	59,706	51,500
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	14,020	9,763
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	65,140	52,154
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $184,563)					138,607
				Shares
Temporary Cash Investments (2.3%)
Money Market Fund (0.8%)
[7]	Vanguard Market Liquidity Fund	5.394%		1,134,365	113,425
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.5%)
	Bank of America Securities, LLC (Dated 4/30/24, Repurchase Value $14,802,000, collateralized by Fannie Mae 0.000%–7.500%, 5/1/24–1/1/54, Freddie Mac 3.500%, 7/1/43, and Ginnie Mae 4.500%–7.000%, 6/15/33–11/20/63, with a value of $15,096,000)	5.320%	5/1/24	14,800	14,800
	Bank of Nova Scotia (Dated 4/30/24, Repurchase Value $17,903,000, collateralized by U.S. Treasury Note/Bond 0.500%–2.875%, 3/31/26–2/15/52, with a value of $18,261,000)	5.310%	5/1/24	17,900	17,900
	Barclays Capital Inc. (Dated 4/30/24, Repurchase Value $17,903,000, collateralized by U.S. Treasury Note/Bond 2.625%, 5/31/27, with a value of $18,258,000)	5.300%	5/1/24	17,900	17,900

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Global Markets Inc. (Dated 4/30/24, Repurchase Value $17,903,000, collateralized by U.S. Treasury Note/Bond 0.250%, 5/15/24, with a value of $18,258,000)	5.310%	5/1/24	17,900	17,900
Credit Agricole Securities (USA) Inc. (Dated 4/30/24, Repurchase Value $24,704,000, collateralized by Treasury Inflation Indexed Note/Bond 2.375%, 10/15/28, with a value of $25,194,000)	5.310%	5/1/24	24,700	24,700
HSBC Bank USA (Dated 4/30/24, Repurchase Value $18,003,000, collateralized by and U.S. Treasury Note/Bond 1.875%, 2/15/51, with a value of $18,360,000)	5.300%	5/1/24	18,000	18,000
HSBC Bank USA (Dated 4/30/24, Repurchase Value $18,003,000, collateralized by Fannie Mae 5.500%–7.000%, 12/1/53, with a value of $18,360,000)	5.310%	5/1/24	18,000	18,000
JP Morgan Securities LLC (Dated 4/30/24, Repurchase Value $2,000,000, collateralized by U.S. Treasury Bill 0.000%, 10/31/24, and U.S. Treasury Note/Bond 2.125%–4.250%, 11/30/24–2/15/54, with a value of $2,040,000)	5.310%	5/1/24	2,000	2,000
Natixis SA (Dated 4/30/24, Repurchase Value $27,804,000, collateralized by Federal Home Loan Bank 4.000%–4.080%, 10/24/29–5/25/33, Freddie Mac 2.150%–2.700%, 12/28/37–7/13/40, Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 7/15/26–2/15/53, and U.S. Treasury Note/Bond 0.250%–4.625%, 7/31/25–11/15/49, with a value of $28,356,000)	5.310%	5/1/24	27,800	27,800
Societe Generale (Dated 4/30/24, Repurchase Value $12,902,000, collateralized by U.S. Treasury Bill 0.000%, 2/20/25, with a value of $13,158,000)	5.300%	5/1/24	12,900	12,900
TD Securities (USA) LLC (Dated 4/30/24, Repurchase Value $18,003,000, collateralized by Ginnie Mae 4.500%–5.000%, 8/20/52–9/20/52, with a value of $18,360,000)	5.310%	5/1/24	18,000	18,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 4/30/24, Repurchase Value $25,204,000, collateralized by Federal Home Loan Bank 0.000%, 5/13/24, with a value of $25,704,000)	5.320%	5/1/24	25,200	25,200
				215,100
Total Temporary Cash Investments (Cost $328,532)				328,525
Total Investments (99.3%) (Cost $16,434,249)				14,443,198
Other Assets and Liabilities—Net (0.7%)				95,135
Net Assets (100%)				14,538,333
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
4	Securities with a value of $13,700,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	Securities with a value of $12,055,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	1,397	283,111	(2,782)
5-Year U.S. Treasury Note	June 2024	1,799	188,431	(3,574)
10-Year U.S. Treasury Note	June 2024	2,315	248,718	(3,189)
Ultra Long U.S. Treasury Bond	June 2024	86	10,282	(945)
				(10,490)

Short Futures Contracts
Long U.S. Treasury Bond	June 2024	(2,258)	(256,989)	11,886
Ultra 10-Year U.S. Treasury Note	June 2024	(2,178)	(240,056)	8,250
				20,136
				9,646

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2024, counterparties had deposited in segregated accounts securities with a value of $1,390,000 and cash of $1,027,000 in connection with TBA transactions.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,976,066	—	13,976,066
Asset-Backed/Commercial Mortgage-Backed Securities	—	138,607	—	138,607
Temporary Cash Investments	113,425	215,100	—	328,525
Total	113,425	14,329,773	—	14,443,198

Derivative Financial Instruments
Assets
Futures Contracts[1]	20,136	—	—	20,136
Liabilities
Futures Contracts[1]	10,490	—	—	10,490
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.